Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Schedule of consolidated financial statements [Abstract]
Cash and cash equivalents	$ 530,401		$ 856,515
Investment	1,982,437		3,974,915
Investment - related party	6,611,040		3,966,476
Amounts due from non-VIE subsidiaries of the Company	224,774		1,350,052
Other assets	559,340		31,272
Total current assets	9,907,992		10,179,230
Right of use assets	180,818
Other assets	271,389		60,544
Total Assets	10,360,199		10,239,774
Accounts and other payable	66,254		32,156
Customer advances	273,006		270,981
Amounts due to related party	547,382		688,371
Amounts due to non-VIE subsidiaries of the Company	7,146,108		3,845,718
Right of use liabilities	43,537		29,739
Taxes payable	2,010,830		1,972,025
Total current liabilities	10,087,116		6,838,990
Right of use liabilities – non-current portion	85,666		9,913
Total Liabilities	10,172,782		$ 6,848,903
Net revenue	1,230,919	$ 48,451
Net (loss) income	(3,250,912)	(1,030,590)
Net cash (used in) provided by operating activities	(3,762,769)	(902,050)
Net cash provided by (used in) investing activities	(959,441)	1,366,421
Net cash used in financing activities	$ 1,237,720	$ (329,663)